Document and Entity Information	Aug. 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2020
Entity Registrant Name	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15943
Entity Tax Identification Number	06-1397316
Entity Address, Address Line One	251 Ballardvale Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01887
City Area Code	781
Local Phone Number	222-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001100682
Title of 12(b) Security	Common stock, $0.01 per share
Trading Symbol	CRL
Security Exchange Name	NYSE